Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance metrics of the Company.

Year	Summary	Compensation	Average	Average	Value of Initial	Net Income
	Compensation	Actually Paid to	Summary	Compensation	Fixed $100	(Loss)
	Table Total for	PEO (a)	Compensation	Actually Paid to	Investment Based
	PEO (a)		Table Total for	Non-PEO NEOs	on Total
			Non-PEO NEOs	(b)	Shareholder
			(b)		Return (c)
2025	$1,000,000	$978,888	$797,705	$797,705	$181.42	$112,137,000
2024	$1,270,912	$1,281,496	$421,290	$421,290	$191.15	$78,113,000
2023	$1,050,000	$1,050,000	$443,060	$443,060	$114.67	$21,452,000

PEO Total Compensation Amount	$ 1,000,000	$ 1,270,912	$ 1,050,000
PEO Actually Paid Compensation Amount	$ 978,888	1,281,496	1,050,000
Adjustment To PEO Compensation, Footnote
(a)

Mr. Myhill-Jones was the Company’s “PEO” for all of fiscal 2025, 2024, and 2023. In accordance with SEC rules, the compensation “Actually Paid” to Mr. Myhill-Jones for fiscal 2025 reflects equity awards based on their fair value as of the applicable measurement dates under Item 402(v) of Regulation S-K, rather than the grant-date fair value reflected in the “Summary Compensation Table Total.” Accordingly, the fiscal 2025 “Actually Paid” amount reflects (i) the fair value of the 200 RSUs that vested during fiscal 2025 based on the closing stock price on the vesting date (July 25, 2025), (ii) the fair value of the 200 RSUs that remained unvested as of September 30, 2025 based on the closing stock price on that date, and (iii) an adjustment for the change in fair value of the RSUs that were outstanding and unvested as of September 30, 2024. The 400 fully vested shares issued to Mr. Myhill-Jones are reflected at their grant-date fair value in both the “Summary Compensation Table Total” and “Actually Paid” columns.

2025
Adjustments to Determine Compensation Actually Paid for PEO	Myhill-Jones
Summary Compensation Table Total(a)	1,000,000
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year(b)	—
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(4,992)
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(16,120)
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation “Actually Paid”	$978,888

(b)

Ms. Tu To was the Company’s only named executive officer other than the principal executive officer for fiscal 2025, 2024, and 2023 and, accordingly, she is the sole individual included in the “Average Compensation Actually Paid to Non-PEO NEOs” column for each such year. Ms. To’s compensation for each such year consisted solely of cash compensation, and she did not receive any equity awards or other compensation elements requiring adjustment under Item 402(v) of Regulation S-K. Accordingly, the compensation “Actually Paid” to Ms. To for each such year is equal to the total compensation reported for her in the Summary Compensation Table.

(c)

Represents the value of a fixed $100 investment made in the Company’s Common Stock on September 30, 2022 through the end of each listed year. Historical stock performance is not necessarily indicative of future performance.

Non-PEO NEO Average Total Compensation Amount	$ 797,705	421,290	443,060
Non-PEO NEO Average Compensation Actually Paid Amount	797,705	421,290	443,060
Total Shareholder Return Amount	181.42	191.15	114.67
Net Income (Loss)	112,137,000	$ 78,113,000	$ 21,452,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,992)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,120)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0